Organization and Description of Business - Strategic Realignment of Resources and Corporate Restructuring (Details) - Adagio Medical Inc				6 Months Ended	12 Months Ended
	Dec. 01, 2023 $ / shares	Dec. 01, 2023	Dec. 01, 2023 employee	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Number of employees	20		20
Percentage of employees		19.00%
Severance or related benefit costs				$ 0	$ 0
Retention bonuses				$ 0	$ 0